Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Elements of Provision (Benefit) for Income Taxes

The elements of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Income (loss) before income tax:
U.S.	$103.8	$27.9	$(50.6)
Foreign	(7.2)	(4.8)	(6.5)

	$96.6	$23.1	$(57.1)

Current income taxes:
Federal	$0.5	$(5.2)	$(47.2)
Foreign	(0.6)	5.9	1.5
State	3.1	0.5	0.4

	3.0	1.2	(45.3)
Deferred income taxes	(10.2)	(12.7)	58.2

Total tax provision (benefit)	$(7.2)	$(11.5)	$12.9

Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate

Income taxes differ from the amounts computed by applying the federal tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Federal income tax expense (benefit) computed at statutory tax rate of 35%	$33.8	$8.1	$(20.0)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect	4.7	4.5	(0.4)
Non-deductible expenses and non-taxable income	1.9	(1.1)	0.7
Domestic production activities	—	—	2.1
Foreign income not includable in federal taxable income	(0.8)	6.3	5.5
Effect of acquisition related elections and settlements (1)	(7.1)	—	—
Valuation allowance changes (net) (2)	(41.0)	(30.1)	24.5
All other, net	1.3	0.8	0.5

Total income tax provision (benefit)	$(7.2)	$(11.5)	$12.9

(1)	Includes a $8.5 million deferred tax benefit related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
(2)	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.

Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities arising under FASB ASC 740, “Income Taxes” (“ASC 740”) were as follows:

	At December 31,
	2012	2011
	(In millions)
Deferred tax assets:
AMT tax credit carryforwards	$31	$30
Post-retirement benefits other than pensions	49	54
Federal and foreign net operating loss carryforwards	18	35
State net operating loss carryforwards	7	9
Pension liability	143	139
Other deductible temporary differences	17	23
Less: valuation allowances	(95)	(121)

	$170	$169

Deferred tax liabilities:
Fixed asset basis difference	$112	$116
Inventory basis difference	130	131
Other intangibles	11	19

	253	266

Net deferred tax liability	$(83)	$(97)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(In millions)
Unrecognized tax benefits balance at January 1, 2010	$5.0
Gross increases – tax positions in current periods	1.0
Settlements and closing of statute of limitations	(0.2)

Unrecognized tax benefits balance at December 31, 2010	$5.8
Gross increases – tax positions in current periods	1.1
Settlements and closing of statute of limitations	(0.9)

Unrecognized tax benefits balance at December 31, 2011	$6.0
Gross increases – tax positions in current periods	2.0

Unrecognized tax benefits balance at December 31, 2012	$8.0